RENT OBLIGATION (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014		$ 36,000
2015	37,000	37,000
2016	38,000	38,000
2017	39,000	39,000
2018	3,600
2019	$ 0	$ 3,000